Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

NKMAX held a majority of the voting power of Legacy NKGen before the Business Combination and continues to hold a majority of the voting power of the Company after the Business Combination. Therefore, as there was no change in control, the Business Combination was accounted for as a common control transaction with respect to Legacy NKGen along with a reverse recapitalization of the Company. Accordingly, for accounting purposes, the financial statements of the Company represent a continuation of the financial statements of Legacy NKGen with the Business Combination being treated as the equivalent of Legacy NKGen issuing shares for the net assets of Graf, accompanied by a recapitalization. The net assets of Graf were recognized as of the Closing at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are presented as those of Legacy NKGen and the accumulated deficit of Legacy NKGen has been carried forward after Closing.

Upon the consummation of the Business Combination, all of Legacy NKGen’s equity was converted into equity of the Company based upon an exchange ratio (“Exchange Ratio”). In addition, all stock options of Legacy NKGen were converted using the Exchange Ratio into options exercisable for shares of the Company with the same terms and vesting conditions. The Exchange Ratio as of September 29, 2023, the date of Closing, was approximately 0.408.

All periods prior to the Business Combination have been retrospectively adjusted using the Exchange Ratio to reflect the reverse recapitalization. In connection with the reverse recapitalization treatment of the Business Combination, all issued and outstanding securities of Graf upon Closing were treated as issuances of the Company upon the consummation of the Business Combination.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) and generally accepted accounting principles in the United States of America (“US GAAP”). The Company maintains its accounting records under the accrual method of accounting in conformity with US GAAP. The condensed balance sheet as of December 31, 2022 included herein was derived from the audited financial statements as of that date. Certain information and disclosures normally included in the financial statements prepared in accordance with GAAP have been condensed or omitted pursuant to such regulations. Accordingly, these unaudited condensed consolidated financial statements and accompanying footnotes should be read in conjunction with Legacy NKGen’s financial statements as of and for the year ended December 31, 2022. The results for the interim periods are not necessarily indicative of results for the full year.

Except as described in this Note 2, there have been no material changes to NKGen’s significant accounting policies as described in NKGen’s financial statements as of and for the year ended December 31, 2022.

In the opinion of management, all adjustments, of a normal recuring nature, considered necessary for a fair presentation have been included in the condensed consolidated financial statements. The Company believes that the disclosures provided herein are adequate to prevent the information presented from being misleading.

Basis of Presentation

The accompanying financial statements have been prepared in accordance with the rules and regulations of the Securities and Exchange Commission (“SEC”) and generally accepted accounting principles in the United States of America (“US GAAP”). The Company maintains its accounting records under the accrual method of accounting in conformity with US GAAP.

Principles of Consolidation

Principles of Consolidation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiary. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of condensed consolidated financial statements in accordance with US GAAP requires management to make estimates and assumptions that impact the reported amounts of certain assets and liabilities, certain disclosures at the date of the condensed consolidated financial statements, as well as the reported amounts of revenues and expenses during the reporting period. The most significant estimates in the Company’s condensed consolidated financial statements include, but are not limited to, accrued research and development expenses, legacy convertible promissory notes, senior convertible promissory notes due to related parties, forward purchase derivative liabilities, derivative warrant liabilities, common stock, and equity awards. These estimates and assumptions are based upon historical experience, knowledge of current events, and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results could differ materially from those estimates.

Use of Estimates

The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that impact the reported amounts of certain assets and liabilities, certain disclosures at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. The most significant estimates in the Company’s financial statements include, but are not limited to, accrued research and development expenses, convertible promissory notes, convertible promissory notes due to related parties, the valuation of common stock and equity awards. These estimates and assumptions are based upon historical experience, knowledge of current events, and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the recording of expenses that are not readily apparent from other sources. Actual results could differ materially from those estimates.

Segments

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on an enterprise-wide basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates in one reportable segment. Additionally, the Company generates all of its revenues, and maintains all of its long-lived assets within the United States.

Segments

Operating segments are defined as components of an entity for which separate financial information is available and that is regularly reviewed by the Chief Operating Decision Maker (“CODM”) in deciding how to allocate resources to an individual segment and in assessing performance. The Company’s Chief Executive Officer is the Company’s CODM. The CODM reviews financial information presented on an enterprise-wide basis for purposes of making operating decisions, allocating resources, and evaluating financial performance. As such, the Company has determined that it operates in one reportable segment. Additionally, the Company generates all of its revenues, and maintains all of its long-lived assets within the United States.

Transaction Costs

Transaction Costs

The Company capitalizes deferred transaction costs, which primarily consist of incremental legal fees, accounting fees and other costs directly attributable to anticipated capital-raising transactions. The deferred transaction costs are reclassified upon the occurrence of the associated capital-raising transactions. All deferred transaction costs during the nine months ended September 30, 2023 were reclassified upon Closing of the Business Combination. No deferred transaction costs were recorded as of December 31, 2022.

Transaction costs not specific to a single instrument are allocated on a relative fair value basis. Transaction costs allocated to equity-classified instruments are recorded to additional paid in capital. Transaction costs allocated to liability-classified instruments with recurring fair value measurements are recorded as transaction costs expenses in the condensed consolidated statements of operations and comprehensive loss.

Deferred Debt Issuance Costs / Debt

Deferred Debt Issuance Costs

Costs incurred through the issuance of the revolving line of credit to parties who are providing short-term financing availability are reflected as deferred debt issuance costs. These costs are generally amortized to interest expense over the life of the financing instrument using the effective interest rate method or other methods approximating the effective interest method. As of September 30, 2023, $0.1 million in deferred debt issuance costs were recorded to prepaid expenses and other current assets on the condensed consolidated balance sheets. No deferred debt issuance costs were recorded as of December 31, 2022.

Debt

For convertible debt instruments that are not considered liabilities under ASC 480 or ASC 815, the Company applies ASC 470, Debt, for the accounting of such instruments, including any premiums or discounts. The Company’s senior convertible promissory notes are accounted for under ASC 470.

Restricted Cash

Restricted Cash

Restricted cash consists of funds that are contractually restricted due to a revolving line of credit, which was entered into during June 2023. In accordance with the terms of the revolving line of credit, the Company is required to maintain certain cash balances with the lender from December 31, 2023 and until June 2024 or repayment of all principals and other payables to the lender under the revolving line of credit as additional collateral for the borrowings. As of September 30, 2023, $0.3 million in restricted cash was recorded on the unaudited condensed consolidated balance sheet. No restricted cash balances were recorded as of December 31, 2022. The Company includes its restricted bank deposits in cash, cash equivalents and restricted cash when reconciling beginning-of-period and end-of-period total amounts shown on the condensed statement of cash flows for the nine months ended September 30, 2023.

Hybrid Instruments

Hybrid Instruments

The Company follows Financial Accounting Standards Board (“FASB”) Accounting Standard Codification (“ASC”) 480, Distinguishing Liabilities from Equity, when evaluating the accounting for its hybrid instruments. A financial instrument that embodies an unconditional obligation, or a financial instrument other than an outstanding share that embodies a conditional obligation, that the issuer must or may settle by issuing a variable number of its equity shares shall be classified as a liability (or an asset in some circumstances) if, at inception, the monetary value of the obligation is based solely or predominantly on any one of the following: (a) a fixed monetary amount known at inception; (b) variations in something other than the fair value of the issuer’s equity shares; or (c) variations inversely related to changes in the fair value of the issuer’s equity shares. Hybrid instruments meeting these criteria are not further evaluated for any embedded derivatives and are carried as a liability at fair value at each balance sheet date.

Derivative Instruments

Derivative Instruments

FASB ASC 815, Derivatives and Hedging Activities, requires companies to bifurcate certain features from their host instruments and account for them as free-standing derivative financial instruments should certain criteria be met. The Company does not use derivative instruments to hedge exposures to interest rate, market, or foreign currency risks. The Company evaluates its financial instruments to determine whether such instruments are derivatives or contain features that qualify as embedded derivatives. Embedded derivatives must be separately measured from the host contract if all the requirements for bifurcation are met. The assessment of the conditions surrounding the bifurcation of embedded derivatives depends on the nature of the host contract and the features of the derivatives. Bifurcated embedded derivatives are recognized at fair value, with changes in fair value recognized in the condensed consolidated statement of operations each period. Bifurcated embedded derivatives are classified with the related host contract in the Company’s condensed consolidated balance sheet. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is re-assessed at the end of each reporting period.

Subscription Receivable

Subscription Receivable

The Company records stock issuances at the effective date. If the subscription is not funded upon issuance, the Company records a subscription receivable as an asset on the balance sheet. When subscription receivables are not received prior to the issuance of financial statements at a reporting date in satisfaction of the requirements under ASC 505, Equity, the subscription receivable is reclassified as a contra account to stockholder’s equity (deficit) on the balance sheet.

Fair Value Option

Fair Value Option

In lieu of bifurcation, on an instrument-by-instrument basis, the Company may elect the fair value option for certain financial instruments that meet the required criteria under ASC 825, Financial Instruments. The Company elected the fair value option for its legacy convertible promissory notes, which met the required criteria under ASC 825, Financial Instruments. Interest expense associated with the legacy convertible promissory notes is included in the change in fair value of such instruments.

Fair Value of Financial Instruments

The Company follows ASC 820-10, Fair Value Measurements and Disclosures, issued by the FASB with respect to fair value reporting for financial assets and liabilities. The guidance defines fair value, provides guidance for measuring fair value and requires certain disclosures. The guidance does not apply to measurements related to share-based payments. The guidance discusses valuation techniques such as the market approach (comparable market prices), the income approach (present value of future income or cash flow), and the cost approach (cost to replace the service capacity of an asset or replacement cost). The guidance establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

The Company’s financial instruments include cash and cash equivalents, prepaid expenses, accounts payable, accrued expenses, convertible promissory notes issued from 2019 through 2022 to investors (“2019 Convertible Notes”), convertible promissory notes due to related parties (“Related Party Convertible Notes”, together with the 2019 Convertible Notes, “Convertible Notes”) and debt due to a related party (“Related Party Loans”). The carrying amount of cash and cash equivalents, prepaid expenses and other assets, accounts payable and accrued expenses are generally considered to be representative of their respective values because of the short-term nature of those instruments.

The Company elects to account for its 2019 Convertible Notes and Related Party Convertible Notes, which meet the required criteria, at fair value at inception and at each subsequent reporting date. Subsequent changes in fair value of the Convertible Notes are recorded within other expenses, net on the accompanying statement of operations and comprehensive loss. Interest expense associated with the Convertible Notes is included in the change in fair value for the Convertible Notes. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. The carrying value of the Company’s Related Party Loans approximates fair value as the stated interest rate approximates market rates for similar loans and due to the short-term nature of such loans.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company accounts for the fair value of its financial instruments under the framework established by US GAAP which defines fair value and expands disclosures about fair value measurements. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. Valuation techniques used to measure fair value must maximize the use of observable inputs and minimize the use of unobservable inputs. The standard describes a fair value hierarchy based on three levels of inputs, of which the first two are considered observable and the last unobservable, that may be used to measure fair value. These estimates may be subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision.

Level 1 — Quoted prices in active markets for identical assets or liabilities the Company has the ability to access at the measurement date.

Level 2 — Inputs other than Level 1 that are observable, either directly or indirectly, such as quoted prices for similar assets or liabilities in markets that are not active; or other inputs that are observable or can be corroborated by observable market data for substantially the full term of assets or liabilities.

Level 3 — Pricing inputs that are unobservable, supported by little or no market activity and are significant to the fair value of the assets or liabilities.

Transfers to/from Levels 1, 2, and 3 are recognized at the beginning of the reporting period. There were no transfers to/from Levels 1, 2, and 3 during the three and nine months ended September 30, 2023 and 2022.

ASC 820, Fair Value Measurement, states that in many cases, the transaction price will equal the fair value (for example, that might be the case when on the transaction date, the transaction to buy an asset takes place in the market in which the asset is sold). In determining whether a transaction price represents the fair value at initial recognition, the Company considers various factors such as whether the transaction was between related parties, is a forced transaction, or whether the unit of account for the transaction price does not represent the unit of account for the measured instrument.

The Company does not measure assets at fair value on a recurring basis. Refer to Note 9, Fair Value of Financial Instruments, for further discussion regarding the Company’s fair value measurements. The carrying value of the Company’s related party loans approximates fair value as the stated interest rate approximates market rates for similar loans and due to the short-term nature of such loans, which are due within three years or less from issuance. The carrying value of the Company’s cash, restricted cash, accounts payable, accrued expenses, other current liabilities, and revolving line of credit approximates fair value primarily due to the short-term nature of such accounts.

Stock-Based Compensation

Stock-Based Compensation

Stock-based compensation expense is comprised of stock options awarded to employees and consultants. The Company accounts for share-based awards under the fair value method prescribed by ASC 718-10, Stock Compensation. The fair value of stock options is estimated using the Black-Scholes option pricing model on the date of grant. This option pricing model involves a number of estimates, including the per share value of the underlying common stock, exercise price, estimate of future volatility, expected term of the stock option award, risk-free interest rate and expected annual dividend yield.

The fair value of the shares of common stock underlying the stock options has historically been determined by the Company’s board of directors as there was no public market for the underlying common stock prior to October 2, 2023. The Company’s board of directors determines the fair value of the Company’s common stock by considering a number of objective and subjective factors including contemporaneous third-party valuations of its common stock, the valuation of comparable companies, sales of the Company’s common stock to outside investors in arms-length transactions, the Company’s operating and financial performance, the lack of marketability, and general and industry specific economic outlook, and the implied fair values upon a merger transaction, amongst other factors. The Company recognizes the expense for options with graded- vesting schedules on a straight-line basis over the requisite service period, which is generally the vesting period. Forfeitures are recognized as they occur.

Stock-Based Compensation

Stock-based compensation expense is comprised of stock options awarded to employees and consultants. The Company accounts for share-based awards under the fair value method prescribed by ASC 718-10, Stock Compensation. The fair value of stock options is estimated using the Black-Scholes option pricing model on the date of grant. This option pricing model involves a number of estimates, including the per share value of the underlying common stock, exercise price, estimate of future volatility, expected term of the stock option award, risk-free interest rate and expected annual dividend yield.

The fair value of the shares of common stock underlying the stock options has historically been determined by the Company’s board of directors as there is no public market for the underlying common stock. The Company’s board of directors determines the fair value of the Company’s common stock by considering a number of objective and subjective factors including contemporaneous third-party valuations of its common stock, the valuation of comparable companies, sales of the Company’s common stock to outside investors in arms-length transactions, the Company’s operating and financial performance, the lack of marketability, and general and industry specific economic outlook, amongst other factors.

The Company recognizes the expense for options with graded-vesting schedules on a straight-line basis over the requisite service period, which is generally the vesting period. Forfeitures are recognized as they occur.

Basic and Diluted Net Loss Per Common Share

Basic and Diluted Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss for the year by the weighted-average number of common shares outstanding during the year. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares outstanding and potentially dilutive securities outstanding for the period using the treasury stock or if-converted method if their inclusion is dilutive. Diluted net loss per common share is the same as basic net loss per common share because the inclusion of potentially dilutive shares would be anti-dilutive to the calculation of loss and comprehensive loss per common share.

The Company has one class of shares issued and outstanding. Accordingly, basic and diluted net loss per share is not allocated among multiple classes of shares. Basic and diluted net loss per share for all periods prior to the Closing have been retrospectively adjusted by the Exchange Ratio to effect the reverse recapitalization.

Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share for each of the three and nine months ended September 30, 2023 include the following:

Private warrants	4,721,533
Working capital warrants	523,140
Public warrants	3,432,286
PIPE warrants	10,209,994
Stock options	2,101,760
SPA warrants	1,000,000
Senior convertible notes’ shares	1,000,000
Deferred founder shares (1)	1,173,631
(1)	As described in Note 8, Related Party Transactions, deferred founder shares do not have voting rights, do not participate in dividends and are not transferrable absent the Company’s consent. Therefore, while deferred founder shares are considered outstanding for legal purposes and are included in the total quantity of outstanding shares on the unaudited condensed consolidated statements of stockholders’ deficit, they are not considered outstanding for accounting purposes, including basic and diluted net loss per share purposes.

Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share for each of the three and nine months ended September 30, 2022 includes stock options of 423,932 (after giving effect to the Exchange Ratio), in addition to the shares underlying the Legacy Convertible Notes. The Company is unable to quantify the number of shares underlying the legacy convertible notes for each of the three and nine months ended September 30, 2022 as the quantity of shares issuable upon conversion was not determinable for those periods.

Basic and Diluted Net Loss Per Common Share

Basic net loss per common share is computed by dividing net loss for the year by the weighted-average number of common shares outstanding during the year. Diluted net loss per share is computed by dividing the net loss by the weighted-average number of common shares outstanding and potentially dilutive securities outstanding for the period using the treasury stock or if-converted method if their inclusion is dilutive. Diluted net loss per common share is the same as basic net loss per common share, because the inclusion of potentially dilutive shares would be anti-dilutive to the calculation of loss and comprehensive loss per common share.

Potentially anti-dilutive shares excluded from the calculation of diluted net loss per share for the years ended December 31, 2021 and 2022 includes stock options of 723,115 and 185,248, respectively (after the application of the Exchange Ratio), in addition to the shares underlying the Convertible Notes. The Company is unable to quantify the number of shares underlying the Convertible Notes as the quantity of shares issuable upon conversion, as described in Note 6, is not determinable at this time.

Emerging Growth Company

Emerging Growth Company

The Company is an “emerging growth company,” as defined in Section 2(a) of the Securities Act, as modified by the Jumpstart our Business Startups Act of 2012, (the “JOBS Act”), and it may take advantage of certain exemptions from various reporting requirements that are applicable to other public companies that are not emerging growth companies including, but not limited to, not being required to comply with the auditor attestation requirements of Section 404 of the Sarbanes-Oxley Act, reduced disclosure obligations regarding executive compensation in its periodic reports and proxy statements, and exemptions from the requirements of holding a nonbinding advisory vote on executive compensation and shareholder approval of any golden parachute payments not previously approved.

Further, Section 102(b)(1) of the JOBS Act exempts emerging growth companies from being required to comply with new or revised financial accounting standards until private companies (that is, those that have not had a Securities Act registration statement declared effective or do not have a class of securities registered under the Exchange Act) are required to comply with the new or revised financial accounting standards. The JOBS Act provides that a company can elect to opt out of the extended transition period and comply with the requirements that apply to non-emerging growth companies but any such election to opt out is irrevocable. The Company has elected not to opt out of such extended transition period which means that when a standard is issued or revised and it has different application dates for public or private companies, the Company, as an emerging growth company, can adopt the new or revised standard at the time private companies adopt the new or revised standard. This may make comparison of the Company’s unaudited condensed consolidated financial statements with another public company which is neither an emerging growth company nor an emerging growth company which has opted out of using the extended transition period difficult or impossible because of the potential differences in accounting standards used.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In June 2016, the Financial Accounting Standard Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2016-13, Measurement of Credit Losses on Financial Instruments. ASU 2016-13, together with a series of subsequently issued related ASUs, has been codified in Topic 326. Topic 326 establishes new requirements for companies to estimate expected credit losses when measuring certain financial assets, including accounts receivables. The new guidance is effective for fiscal years beginning after December 15, 2022. The Company adopted the new guidance with its fiscal year beginning January 1, 2023. The adoption of ASC 326 had no material impact on the Company’s financial statements.

Recently Adopted Accounting Pronouncements

In December 2019, the FASB issued Accounting Standards Update (“ASU”) 2019-12, Income Taxes (Topic 740): Simplifying the Accounting for Income Taxes, which is intended to simplify various aspects related to accounting for income taxes. The standard is effective for reporting periods beginning after December 15, 2021, with early adoption permitted. The Company adopted this standard as of January 1, 2021, and the adoption did not have a material impact to the Company’s financial statements.

In October 2021, the FASB issued ASU 2021-07, Compensation — Stock Compensation (Topic 718). The amendments in this update added a practical expedient that allows nonpublic entities to determine the current price of an underlying share for valuing equity-classified share-based payment awards by using the reasonable application of a reasonable valuation method. This standard is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2021, with early adoption permitted. The Company adopted this standard as of January 1, 2021 and the adoption did not have an impact to the financial statements.

Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASU 2016-13, Financial Instruments — Credit Losses: Measurement of Credit Losses on Financial Instruments, which amends the impairment model by requiring entities to use a forward-looking approach based on expected losses to estimate credit losses on certain types of financial instruments, including trade receivables and available-for-sale debt securities. ASU 2016-16 will be effective for the Company for fiscal years beginning after December 15, 2022, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of this standard on its financial statements and related disclosures. While the adoption of this standard may result in additional disclosures, the Company does not expect its impact to be material to the financial statements.

In August 2020, the FASB issued ASU 2020-06, Debt — Debt with Conversion and Other Options (Subtopic 470-20) and Derivatives and Hedging — Contracts in Entity’s Own Equity (Subtopic 815-40): Accounting for Convertible Instruments and Contracts in an Entity’s Own Equity, which simplifies accounting for convertible instruments by removing major separation models required under current accounting principles and removes certain settlement conditions required for equity contracts to qualify for the derivative scope exception. ASU 2020-06 will be effective for the Company for fiscal years beginning after December 15, 2023, including interim periods within those fiscal years, with early adoption permitted. The Company is currently evaluating the impact of this standard on its financial statements and related disclosures.